Note 13 - Intangible Assets	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
13.	INTANGIBLE ASSETS

As at
March 31, 2018

	Goodwill	Brand	Technology 1	Customer relationships	Sales networks and affinity relationships	Other	Total
Cost:
Opening balance - April 1, 2017	$289,201	$31,154	$48,525	$-	$53,595	$-	$422,475
Acquisition of a subsidiary	14,699	-	1,409	17,387	-	347	33,842
Additions	-	-	30,938	-	-	-	30,938
Exchange differences	(3,227)	(949)	(471)	640	(1,632)	148	(5,491)
Ending balance, March 31, 2018	300,673	30,205	80,401	18,027	51,963	495	481,764

Accumulated amortization:
Opening balance - April 1, 2017	-	-	(27,641)	-	(36,847)	-	(64,488)
Amortization charge for the year	-	-	(8,924)	(1,309)	(6,466)	-	(16,699)
Exchange differences	-	-	256	-	1,093	-	1,349
Ending balance, March 31, 2018	-	-	(36,309)	(1,309)	(42,220)	-	(79,838)
Net book value, March 31, 2018	$300,673	$30,205	$44,092	$16,718	$9,743	$495	$401,926

1
Technology includes work in progress IT projects of
$19.8
million.

As at
March 31, 2017

	Gas contracts	Electricity contracts	Goodwill	Brand	Technology	Sales network and affinity relationships	Total
Cost:
Opening balance - April 1, 2016	$122,010	$320,185	$280,513	$30,423	$83,876	$160,243	$997,250
Retirements	(123,204)	(331,335)	-	-	(55,296)	(111,578)	(621,413)
Acquisition of a subsidiary	-	-	6,020	-	-	-	6,020
Additions	-	-	-	-	18,074	-	18,074
Exchange differences	1,194	11,150	2,668	731	1,871	4,930	22,544
Ending balance, March 31, 2017	-	-	289,201	31,154	48,525	53,595	422,475

Accumulated amortization:
Opening balance - April 1, 2016	(122,010)	(320,185)	-	-	(71,837)	(137,345)	(651,377)
Retirements	123,204	331,335	-	-	55,296	111,578	621,413
Amortization charge for the year	-	-	-	-	(9,329)	(6,612)	(15,941)
Exchange differences	(1,194)	(11,150)	-	-	(1,771)	(4,468)	(18,583)
Ending balance, March 31, 2017	-	-	-	-	(27,641)	(36,847)	(64,488)
Net book value, March 31, 2017	$-	$-	$289,201	$31,154	$20,884	$16,748	$357,987

The capitalized internally developed costs relate to the development of new customer billing and analysis software solutions for the different energy markets of Just Energy. All research costs and development costs not
eligible for capitalization have been expensed and are recognized in administrative expenses.